Employee Benefit Plans - Schedule of Fair Value and Allocation of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,589	$ 1,404
Actual % of Plans' Assets	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 763	$ 670
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32	431
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fair Value Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	794	303
Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 31	$ 25
Actual % of Plans' Assets	2.00%	2.00%
Cash and equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	0.00%	0.00%
Cash and equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	5.00%	5.00%
Cash and equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 31	$ 25
Cash and equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual % of Plans' Assets	45.00%	46.00%
Equity securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	25.00%	25.00%
Equity securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	65.00%	60.00%
Common and preferred stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 134	$ 88
Common and preferred stock | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	134	88
Common and preferred stock | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common and preferred stock | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	181
Mutual funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	181
Mutual funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Mutual funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	459	376
Exchange traded funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	459	376
Exchange traded funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Exchange traded funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Actual % of Plans' Assets	50.00%	31.00%
Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	30.00%	25.00%
Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	65.00%	60.00%
U.S. government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 17	$ 198
U.S. government and government agency securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. government and government agency securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	198
U.S. government and government agency securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	233
Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	233
Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	$ 0
Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13
Exchange traded funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13
Exchange traded funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Exchange traded funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Collective investment funds (fixed income)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	753
Collective investment funds (fixed income) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Collective investment funds (fixed income) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Collective investment funds (fixed income) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Collective investment funds (fixed income) | Fair Value Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 753
Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Actual % of Plans' Assets	3.00%	21.00%
Alternative investments | Minimum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	0.00%	0.00%
Alternative investments | Maximum
Defined Benefit Plan Disclosure [Line Items]
Weighted Average Target Allocation Pension Plans	30.00%	30.00%
Common collective trust, measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 302
Common collective trust, measured at NAV | Fair Value Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		302
Limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 41	1
Limited partnerships | Fair Value Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 41	$ 1